Subsequent Events - Additional Information (Detail) - USD ($) $ in Thousands				6 Months Ended	12 Months Ended
	Jul. 30, 2020	Feb. 20, 2020	Feb. 06, 2020	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Jan. 17, 2019	Mar. 16, 2018	Jan. 28, 2016	Jan. 10, 2014
Subsequent Event [Line Items]
Aggregate principal amount of debt issued				$ 3,199,014			$ 3,004,532
Interest rate on convertible notes			4.00%
Proceeds received from term loans				$ 598,500	$ 599,250	$ 450,000
3 3/4% Senior Notes [Member]
Subsequent Event [Line Items]
Interest rate on convertible notes				3.75%
5 3/8% Senior Notes [Member]
Subsequent Event [Line Items]
Aggregate principal amount of debt issued											$ 510,000
Interest rate on convertible notes					5.375%		5.375%			5.375%	5.375%
Subsequent Events [Member]
Subsequent Event [Line Items]
Debt instrument redemption amount	$ 267,500
Aggregate principal amount of debt issued	$ 535,000		$ 1,000,000
Debt instrument redemption date	Aug. 31, 2020
Subsequent Events [Member] | 5% Notes [Member]
Subsequent Event [Line Items]
Interest rate on convertible notes	5.00%
Subsequent Events [Member] | 3 3/4% Senior Notes [Member]
Subsequent Event [Line Items]
Aggregate principal amount of debt issued			$ 600,000
Interest rate on convertible notes			3.75%
Subsequent Events [Member] | 4% Senior Notes [Member]
Subsequent Event [Line Items]
Aggregate principal amount of debt issued			$ 400,000
Interest rate on convertible notes			4.00%
Subsequent Events [Member] | 5 3/8% Senior Notes [Member]
Subsequent Event [Line Items]
Interest rate on convertible notes		5.375%
Debt instrument redemption date		Feb. 20, 2020
Term B Loan Facility [Member]
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity			$ 600,000						$ 600,000
Proceeds received from term loans			600,000
Term B Loan Facility [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity			600,000
Proceeds received from term loans			600,000
Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity								$ 550,000
Revolving Credit Facility [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity			$ 750,000